Schedule of VIE's Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total current assets	$ 56,650	$ 46,123
Total fixed assets, net	133,319	140,194
Total assets	193,412	188,881
Total current liabilities	12,744	12,254
Total non-current liabilities	79,279	76,963
Total stockholders’ equity	95,160	93,376
Total liabilities and stockholders’ equity	193,412	188,881
Total other non-current assets	3,443	2,564
Total assets:	193,412	188,881
Total liabilities and stockholders’ equity	193,412	188,881
DRYKON MARITIME Corp. [Member]
Total current assets	1,045	1,723
Total fixed assets, net	25,385	26,730
Total assets	26,430	28,453
Total current liabilities	1,345	2,364
Total non-current liabilities	14,659	15,832
Total stockholders’ equity	10,426	10,257
Total liabilities and stockholders’ equity	26,430	28,453
Total assets:	26,430	28,453
Total liabilities and stockholders’ equity	26,430	28,453
Accuship Maritime Ltd [Member]
Total current assets	1,291	726
Total fixed assets, net	19,630	20,563
Total assets	21,501	21,289
Total current liabilities	3,178	1,415
Total non-current liabilities	13,294	14,529
Total stockholders’ equity	5,029	5,345
Total liabilities and stockholders’ equity	21,501	21,289
Total other non-current assets	580
Total assets:	21,501	21,289
Total liabilities and stockholders’ equity	$ 21,501	$ 21,289